UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[logo -American Funds® ]

The right choice for the long term®

The Tax-Exempt Bond Fund of America

[photo - looking upward from underneath freeway overpasses]

Semi-annual report for the six months ended February 28, 2006

The Tax-Exempt Bond Fund of America® seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-0.05%	+4.14%	+5.07%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.46%, which reflects a fee waiver (3.43% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.32%, which reflects the fee waiver — 5.28% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.81% (3.78% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results and important information can be found on page 24.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.

[black and white photo - looking upward from underneath freeway overpasses]

Fellow shareholders:

Municipal bond returns were positive, albeit modest, in the first half of the fund’s fiscal year. The uncertainty in the interest-rate environment was a principal focus and remains a challenge for bond investors. While The Tax-Exempt Bond Fund of America recorded a total return of 1.0% for the six months ended February 28, 2006, it continued to provide shareholders with an attractive level of tax-exempt income. During the period, the fund paid dividends of about 25 cents a share. With the rise in interest rates over the six-month period, the net asset value of Class A shares dipped from $12.60 a share to $12.47 at the end of the period.

• Shareholders who reinvested their dividends, as most investors do, earned a tax-free income return of 1.98% for the period (3.96% on an annualized basis).

• Shareholders who took their dividends in cash earned a tax-free income return of 1.96% for the period (3.92% on an annualized basis).

• To match the 3.96% annualized income return, investors in the top 35% federal income tax bracket would have had to earn 6.09% for the period from a taxable investment.

[Begin Sidebar]
Investment highlights through February 28, 2006

6-month total return (at net asset value)	+0.95%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for February
(income only, reflecting 3.75% maximum sales charge)
With a fee waiver	+3.80%
Without a fee waiver	+3.77%

Taxable equivalent distribution rate (assuming a 35% federal tax rate)
With a fee waiver	+5.85%
Without a fee waiver	+5.80%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver	+3.40%
Without a fee waiver	+3.37%

Taxable equivalent SEC yield (assuming a 35% federal tax rate)
With a fee waiver	+5.23%
Without a fee waiver	+5.18%

Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The fund’s total return, while modest relative to recent periods, was above its peer group’s benchmark. The return of the Lipper General Municipal Debt Funds Average was 0.8%. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of tax-exempt bonds but does not include expenses, returned 1.0%.

Bond market overview

During the first half of the fund’s fiscal year, the Treasury yield curve flattened — and even inverted at times — as the Federal Reserve continued on its measured path of raising rates. The Fed began a cycle of rate hikes in June 2004 amid signs of a strengthening economy. The central bank has boosted the federal funds rate 14 times, bringing the rate banks charge each other for overnight loans to 4.5% at the period’s end.

The Fed’s actions have had a significant effect on bond market returns. In the past, when the central bank pushed short-term interest rates higher, long-term rates typically followed. This time, however, long-term interest rates have reacted differently to the Fed’s increases. The municipal market’s yield curve retained an upward slope, with long-term bonds yielding more than short-term bonds. The appetite for long municipal bonds flattened the curve a bit more than usual, but it was still positively sloping. Atypical in a period of rising interest rates, the returns of shorter, more conservative bonds were outpaced by longer bonds.

Strong demand met an equally strong issuance of new debt during the period, with calendar 2005 setting a record of $408 billion in new municipal bonds. Municipal investors, joined by many nontraditional muni bond buyers, were drawn by the relative attractiveness of municipal bond yields.

How the fund responded

The Tax-Exempt Bond Fund of America’s portfolio counselors did not veer from the fund’s two principal goals: to find high levels of tax-exempt income and to preserve capital. Our concentration on these goals over time has helped us deliver attractive current income with a relatively low level of volatility. During good times and bad, we act with that in mind. Our conservative approach is complemented by the rigorous research that goes into our investment process. We look at the components of each bond thoroughly, meticulously evaluating each one for its long-term return potential and monitoring each one regularly for its contributions to income and principal preservation.

The mix of securities held in the portfolio changed only slightly during the reporting period. The fund modestly lowered its exposure to higher yielding debt, while nudging up our exposure to AAA-rated bonds. The fund’s highest quality bonds are largely composed of insured debt, pre-refunded bonds and general obligations of various municipalities that we believe are the most attractive for long-term holdings. Altogether, the portfolio held 1,207 securities from 44 states and territories.

We believe that our defensive strategy best serves our shareholders’ long-term investment needs during this period of uncertainty. Our experience has taught us that seeking to minimize losses in difficult markets can be even more important to long-term success than achieving big gains when markets are strong.

Looking ahead

After the period’s end, the Fed again raised its federal funds rate, marking the 15th quarter-point increase since June 2004. Some believe the Fed is nearing the end of its rate-tightening cycle; others disagree. We believe a cautious outlook is warranted in either case. In this uncertain environment, we will continue to rely on our fundamental research to find bonds that offer investors the proper level of reward for the risks involved. We expect moderating supply in municipals, as higher rates could mean fewer new bond issues than last year.

We take this opportunity to welcome new shareholders to the fund. Fund assets grew by about 10%, to nearly $4.6 billion at the close of the period. We thank you for your confidence in The Tax-Exempt Bond Fund of America, and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.             /s/ Neil L. Langberg
Paul G. Haaga, Jr.                  Neil L. Langberg
Vice Chairman of the Board          President

April 11, 2006

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-free yields vs. taxable yields

Find your estimated 2005 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.80%† tax-free distribution rate as of February 28, 2006.

For example, investors in the highest tax bracket (35.0%) would need to receive a yield of 5.85% from a taxable investment in order to keep as much after taxes as they would from a tax-free investment that pays 3.80%.

If your taxable income is …		Then your federal tax rate* is …	As of February 28, 2006, the fund’s tax-exempt distribution rate of 3.80%† is equal to a taxable rate of …
Single	Joint

$0 - $7,300	$0 - $14,600	10.0%	4.22%
7,301 - 29,700	14,601 - 59,400	15.0	4.47
29,701 - 71,950	59,401 - 119,950	25.0	5.07
71,951 - 150,150	119,951 - 182,800	28.0	5.28
150,151 - 326,450	182,801 -326,450	33.0	5.67
Over $326,450	Over $326,450	35.0	5.85

*Based on 2005 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
†Distribution rate based on the average offering price for the month of February.
[End Sidebar]

Summary investment portfolio, February 28, 2006	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Quality ratings*
Aaa/AAA	46.7%
Aa/AA	15.8%
A/A	9.3%
Baa/BBB	11.3%
Ba/BB or less	10.8%
Short-term securities & other assets less liabilities	6.1%

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 93.90%	(000)	(000)	assets

Alabama - 0.55%
Other securities		$25,365.55%

Alaska - 0.99%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	$12,850	13,114.29
Other securities		32,218.70
		45,332.99
Arizona - 0.66%
Other securities		30,049.66

California - 6.56%
G.O. Ref. Bonds:
5.00% 2015	15,000	16,220
5.00% 2016	12,500	13,546.65
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	13,757.30
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	10,500	11,536.25
Other securities		245,969	5.36
		301,028	6.56
Colorado - 2.46%
Other securities		113,040	2.46

Connecticut - 0.52%
Other securities		23,725.52

Florida - 5.76%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,825.30
Other securities		250,440	5.46
		264,265	5.76
Georgia - 1.97%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,238.62
Other securities		62,229	1.35
		90,467	1.97
Illinois - 10.08%
City of Chicago, O'Hare International Airport:
General Airport Rev. Bonds:
Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,822
Series 2005-A, FGIC insured, 5.00% 2033	20,000	21,006
5.00% 2019-2020	3,000	3,217
General Airport Rev. Ref. Bonds 5.00%-5.25% 2012-2031	16,430	17,496	1.19
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	16,751.37
Other securities		390,877	8.52
		462,169	10.08
Indiana - 2.91%
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,245.42
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,519.29
Other securities		100,904	2.20
		133,668	2.91
Iowa - 0.87%
Other securities		39,804.87

Louisiana - 2.13%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	12,704.28
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,693.69
Other securities		53,392	1.16
		97,789	2.13
Maryland - 0.84%
Other securities		38,553.84

Massachusetts - 2.59%
Other securities		118,866	2.59

Michigan - 2.35%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	19,000	20,529.45
Other securities		87,037	1.90
		107,566	2.35
Mississippi - 0.61%
Other securities		27,910.61

Nevada - 2.44%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019	15,160	16,350.36
Other securities		95,411	2.08
		111,761	2.44
New Jersey - 4.40%
Certs. of Part., Series 2004-A, 5.00% 2010	11,395	11,962.26
Transit Corp., Certs. of Part.:
Series 2003-A, AMBAC insured, 5.25% 2013	11,000	12,016
5.00% 2016-2021	22,750	24,401
Transportation Trust Fund Auth., Transportation System Bonds, 5.00%-5.25% 2015-2023	19,400	21,562	1.26
Other securities		131,843	2.88
		201,784	4.40
New York - 9.69%
Dormitory Auth.:
State University Educational Facs. Issue:
Third General Resolution Rev. Bonds:	44,845	48,193
Series 2002-B, 5.25% 2023 (put 2012) 6.00% 2029	10,000	11,180
Lease Rev. Bonds 5.25% 2032	8,000	8,713
State University Educational Facs. Rev. Bonds 6.00%-7.50% 2007-2013	7,440	8,416	1.67
City of New York, G.O. Bonds, 4.50%-5.75% 2010-2021	62,820	67,354	1.47
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	26,000	27,352.60
New York City Transitional Fin. Auth.:
Future Tax Secured Ref. Bonds:
Series 2003-A, 5.50%/14.00% 2026 (1)	29,300	31,907
Series 2003-B, 5.25%/10.00% 2029 (1)	17,600	18,810
Future Tax Secured Bonds 4.50%-5.375% 2015-2027	7,420	7,637	1.27
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,419.31
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	13,000	13,692.30
Other securities		186,835	4.07
		444,508	9.69
North Carolina - 2.17%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, 5.25%-7.25% 2007-2026	59,425	64,330	1.40
Other securities		35,251.77
		99,581	2.17
Ohio - 1.37%
Other securities		62,888	1.37

Pennsylvania - 2.26%
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,838.39
Other securities		85,583	1.87
		103,421	2.26
Puerto Rico - 0.55%
Other securities		25,020.55

Rhode Island - 0.98%
Other securities		45,171.98

South Carolina - 1.57%
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	14,090	14,853.32
Other securities		56,937	1.25
		71,790	1.57
Tennessee - 1.93%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,547.25
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	21,400	22,006.48
Other securities		54,800	1.20
		88,353	1.93
Texas - 13.03%
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,774.34
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2015	10,325	11,408.25
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,548.36
City of Houston, Combined Utility System, Rev. Ref. Bonds:
Series 2005, FSA insured, 5.00% 2035	13,000	13,679
Series 2005-A, FSA insured, 5.25% 2015	11,885	13,151.58
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,915.46
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,950.33
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	13,122.29
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,357.25
Other securities		466,468	10.17
		597,372	13.03
Utah - 0.55%
Other securities		25,013.55

Virginia - 0.71%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	15,500	16,876.37
Other securities		15,451.34
		32,327.71
Washington - 6.27%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 4.75% 2028	21,940	22,186.48
Energy Northwest:
Columbia Generating Station Electric Rev. Ref. Bonds:
Series 2001-A, FSA insured, 5.50% 2016	13,000	14,277
5.00%-5.50% 2008-2016	31,000	33,459
Electric Rev. Ref. Bonds 5.00%-5.50% 2013-2017	37,100	40,715
Public Power Supply System, Rev. Ref. Bonds:
Nuclear Project No. 2, Series 1994-A, 6.00% 2007	19,900	20,560
0%-7.125% 2008-2016	23,480	24,426	2.91
Other securities		132,068	2.88
		287,691	6.27
Wisconsin - 1.48%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,580	27,228.59
Other securities		40,774.89
		68,002	1.48
Other states - 2.65%
Other securities		121,819	2.65

Total bonds & notes (cost: $4,151,687,000)		4,306,097	93.90

		Market	Percent
		value	of net
Convertible securities - 0.02%		(000)	assets

Illinois - 0.02%
Other securities		992.02

Total convertible securities (cost: $1,167,000)		992.02

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 4.99%	(000)	(000)	assets

City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006	13,000	13,038.28
Idaho Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006	13,000	13,029.28
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006	12,000	12,066.26
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006	30,000	30,067.66
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006	20,000	20,048.44
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), 3.00% 2031-2035 (2)	21,120	21,120.46
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), 3.00% 2032-2036 (2)	19,550	19,550.43
State of Texas, Tax and Rev. Anticipation Notes, Series 2005, 4.50% 8/31/2006	24,900	25,034.55
Other securities		75,095	1.63

Total short-term securities (cost: $229,257,000)		229,047	4.99

Total investment securities (cost: $4,382,111,000)		4,536,136	98.91
Other assets less liabilities		49,986	1.09

Net assets		$4,586,122	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $6,799,000, which represented 0.15% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Step bond; coupon rate will increase at a later date.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

FINANCIAL STATEMENTS

Statement of assets and liabilities at February 28, 2006		unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $4,382,111)		$4,536,136
Cash		79
Receivables for:
Sales of fund's shares	$20,640
Interest	56,853	77,493
		4,613,708
Liabilities:
Payables for:
Purchases of investments	15,844
Repurchases of fund's shares	4,101
Dividends on fund's shares	4,347
Investment advisory services	921
Services provided by affiliates	2,224
Deferred directors' compensation	146
Other fees and expenses	3	27,586
Net assets at February 28, 2006		$4,586,122

Net assets consist of:
Capital paid in on shares of capital stock		$4,435,234
Undistributed net investment income		4,617
Accumulated net realized loss		(7,754)
Net unrealized appreciation		154,025
Net assets at February 28, 2006		$4,586,122

Total authorized capital stock - 500,000 shares, $.001 par value (367,659 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$3,883,392	311,323	$12.47
Class B	119,628	9,590	12.47
Class C	179,070	14,356	12.47
Class F	313,118	25,102	12.47
Class R-5	90,914	7,288	12.47

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.96.

See Notes to Financial Statements

Statement of operations for the six months ended February 28, 2006		unaudited
	(dollars in thousands)
Investment income:
Income:
Interest		$98,693

Fees and expenses:*
Investment advisory services	$6,168
Distribution services	6,354
Transfer agent services	420
Administrative services	223
Reports to shareholders	83
Registration statement and prospectus	329
Postage, stationery and supplies	42
Directors' compensation	34
Auditing and legal	4
Custodian	11
Federal and state income taxes	547
Other state and local taxes	1
Other	34
Total fees and expenses before waiver	14,250
Less waiver of fees and expenses:
Investment advisory services	617
Total fees and expenses after waiver		13,633
Net investment income		85,060

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(1,572)
Net unrealized depreciation on investments		(40,596)
Net realized loss and unrealized depreciation on investments		(42,168)
Net increase in net assets resulting from operations		$42,892

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28, 2006*	Year ended August 31, 2005

Operations:
Net investment income	$85,060	$151,273
Net realized (loss) gain on investments	(1,572)	2,093
Net unrealized (depreciation) appreciation on investments	(40,596)	27,414
Net increase in net assets resulting from operations	42,892	180,780

Dividends paid or accrued to shareholders from net investment income	(84,787)	(150,013)

Capital share transactions	468,965	626,762

Total increase in net assets	427,070	657,529

Net assets:
Beginning of period	4,159,052	3,501,523
End of period (including undistributed net investment income: $4,617 and $4,344, respectively)	$4,586,122	$4,159,052

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None

Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years

Class F	None	None	None

Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; amortization of market discounts; and federal income tax. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of February 28, 2006, the cost of investment securities for federal income tax purposes was $4,377,623,000.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$4,877
Accumulated short-term capital losses	(6,288)
Accumulated long-term capital losses	(1,295)
Gross unrealized appreciation on investment securities	171,780
Gross unrealized depreciation on investment securities	(13,267)
Net unrealized appreciation on investment securities	158,513

Accumulated short-term capital losses above include a capital loss carryforward of $6,182,000 expiring in 2012. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the six months ended February 28, 2006, the fund realized, on a tax basis, a net capital loss of $1,401,000.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2006	Year ended August 31, 2005
Class A	$73,458	$132,769
Class B	1,943	3,934
Class C	2,700	4,688
Class F	5,121	6,350
Class R-5	1,565	2,272
Total	$84,787	$150,013

3.Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2006, total investment advisory services fees waived by CRMC were $617,000. As a result, the fee shown on the accompanying financial statements of $6,168,000, which was equivalent to an annualized rate of 0.287%, was reduced to $5,551,000, or 0.258% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2006, unreimbursed expenses subject to reimbursement totaled $4,588,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$4,590	$403	Not applicable	Not applicable
Class B	595	17	Not applicable	Not applicable
Class C	842	Included in administrative services	$62	$7
Class F	327		99	17
Class R-5	Not applicable		37	1
Total	$6,354	$420	$198	$25

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $34,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4.Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2006
Class A	$543,009	43,647	$53,441	4,297	$(257,652)	(20,713)	$338,798	27,231
Class B	6,579	529	1,446	116	(8,716)	(701)	(691)	(56)
Class C	29,679	2,384	2,058	166	(15,592)	(1,253)	16,145	1,297
Class F	123,454	9,916	4,075	327	(39,177)	(3,149)	88,352	7,094
Class R-5	32,119	2,585	494	40	(6,252)	(503)	26,361	2,122

Total net increase (decrease)	$734,840	59,061	$61,514	4,946	$(327,389)	(26,319)	$468,965	37,688

Year ended August 31, 2005
Class A	$770,057	61,433	$95,853	7,647	$(394,984)	(31,531)	$470,926	37,549
Class B	13,205	1,054	2,941	235	(14,047)	(1,122)	2,099	167
Class C	55,779	4,450	3,486	278	(29,430)	(2,350)	29,835	2,378
Class F	137,440	10,966	5,041	402	(37,153)	(2,967)	105,328	8,401
Class R-5	22,361	1,788	645	51	(4,432)	(354)	18,574	1,485

Total net increase (decrease)	$998,842	79,691	$107,966	8,613	$(480,046)	(38,324)	$626,762	49,980

* Includes exchanges between share classes of the fund.

5.Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $514,070,000 and $115,524,000, respectively, during the six months ended February 28, 2006.

Financial highlights (1)

		Income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 2/28/2006 (5)	$12.60	$.25	$(.13)	$.12	$(.25)	$-	$(.25)	$12.47	.95%	$3,883.60%		(6)	.57%	(6)	4.03%	(6)
Year ended 8/31/2005	12.51	.51	.09	.60	(.51)	-	(.51)	12.60	4.87	3,581.60			.57		4.08
Year ended 8/31/2004	12.17	.53	.33	.86	(.52)	-	(.52)	12.51	7.17	3,083.61			.61		4.23
Year ended 8/31/2003	12.41	.54	(.22)	.32	(.54)	(.02)	(.56)	12.17	2.55	2,905.61			.61		4.33
Year ended 8/31/2002	12.38	.57	.06	.63	(.57)	(.03)	(.60)	12.41	5.31	2,689.63			.63		4.73
Year ended 8/31/2001	11.81	.60	.57	1.17	(.60)	-	(.60)	12.38	10.22	2,202.66			.66		5.00
Class B:
Six months ended 2/28/2006 (5)	12.60	.20	(.13)	.07	(.20)	-	(.20)	12.47	.58	120	1.35	(6)	1.32	(6)	3.28	(6)
Year ended 8/31/2005	12.51	.41	.09	.50	(.41)	-	(.41)	12.60	4.10	121	1.35		1.33		3.33
Year ended 8/31/2004	12.17	.44	.33	.77	(.43)	-	(.43)	12.51	6.38	119	1.36		1.36		3.48
Year ended 8/31/2003	12.41	.44	(.22)	.22	(.44)	(.02)	(.46)	12.17	1.79	114	1.37		1.37		3.56
Year ended 8/31/2002	12.38	.48	.06	.54	(.48)	(.03)	(.51)	12.41	4.53	81	1.38		1.38		3.91
Year ended 8/31/2001	11.81	.52	.57	1.09	(.52)	-	(.52)	12.38	9.45	26	1.40		1.40		4.06
Class C:
Six months ended 2/28/2006 (5)	12.60	.20	(.13)	.07	(.20)	-	(.20)	12.47	.56	179	1.41	(6)	1.38	(6)	3.22	(6)
Year ended 8/31/2005	12.51	.40	.09	.49	(.40)	-	(.40)	12.60	3.98	165	1.46		1.44		3.21
Year ended 8/31/2004	12.17	.42	.33	.75	(.41)	-	(.41)	12.51	6.24	134	1.49		1.49		3.34
Year ended 8/31/2003	12.41	.43	(.22)	.21	(.43)	(.02)	(.45)	12.17	1.66	120	1.50		1.50		3.43
Year ended 8/31/2002	12.38	.47	.06	.53	(.47)	(.03)	(.50)	12.41	4.40	82	1.51		1.51		3.79
Period from 3/15/2001 to 8/31/2001	12.10	.21	.29	.50	(.22)	-	(.22)	12.38	4.20	15.73			.73		1.77
Class F:
Six months ended 2/28/2006 (5)	12.60	.24	(.13)	.11	(.24)	-	(.24)	12.47	.92	313.66		(6)	.63	(6)	3.95	(6)
Year ended 8/31/2005	12.51	.49	.09	.58	(.49)	-	(.49)	12.60	4.74	227.72			.69		3.95
Year ended 8/31/2004	12.17	.51	.33	.84	(.50)	-	(.50)	12.51	7.02	120.75			.75		4.09
Year ended 8/31/2003	12.41	.52	(.22)	.30	(.52)	(.02)	(.54)	12.17	2.41	68.75			.75		4.19
Year ended 8/31/2002	12.38	.55	.06	.61	(.55)	(.03)	(.58)	12.41	5.15	42.78			.78		4.54
Period from 3/15/2001 to 8/31/2001	12.10	.24	.29	.53	(.25)	-	(.25)	12.38	4.45	7.40			.40		2.11
Class R-5:
Six months ended 2/28/2006 (5)	12.60	.26	(.13)	.13	(.26)	-	(.26)	12.47	1.04	91.43		(6)	.40	(6)	4.21	(6)
Year ended 8/31/2005	12.51	.53	.09	.62	(.53)	-	(.53)	12.60	5.05	65.42			.40		4.25
Year ended 8/31/2004	12.17	.55	.33	.88	(.54)	-	(.54)	12.51	7.34	46.43			.43		4.41
Year ended 8/31/2003	12.41	.56	(.22)	.34	(.56)	(.02)	(.58)	12.17	2.72	38.44			.44		4.51
Period from 7/15/2002 to 8/31/2002	12.33	.07	.08	.15	(.07)	-	(.07)	12.41	1.23	37.06			.06		.59

	Six months ended
	February 28,	Year ended August 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	3%	9%	8%	8%	8%	21%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example                                           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005, through February 28, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2005	Ending account value 2/28/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,009.53	$2.84	.57%
Class A -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class B -- actual return	1,000.00	1,005.83	6.56	1.32
Class B -- assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class C -- actual return	1,000.00	1,005.56	6.86	1.38
Class C -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class F -- actual return	1,000.00	1,009.21	3.14	.63
Class F -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,010.36	1.99	.40
Class R-5 -- assumed 5% return	1,000.00	1,022.81	2.01	.40

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period)

Other share class results                                                                 unaudited

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-1.94%	+3.82%	+5.12%
Not reflecting CDSC	+3.05%	+4.16%	+5.12%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+1.98%	+4.03%	+4.04%
Not reflecting CDSC	+2.98%	+4.03%	+4.04%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+3.73%	+4.79%	+4.78%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

*These shares are sold without any initial or contingent deferred sales charge.

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2006, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
> The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds        Capital Research and Management         Capital International           Capital Guardian           Capital Bank and Trust

Lit. No. MFGESR-919-0406P

Litho in USA BBC/PNL/8095-S4909

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[Logo - American Funds (R)]

The Tax-Exempt Bond Fund of America
Investment portfolio

February 28, 2006		unaudited

	Principal amount	Market value
Bonds & notes — 93.90%	(000)	(000)

ALABAMA — 0.55%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$ 2,000	$ 2,100
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,117
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	1,000	1,031
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2004-A, 4.75% 2017	2,000	2,002
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,787
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,230
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project),
Series 2001, 8.125% 2031	6,250	3,140
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	3,019
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
Series 2000-A, MBIA insured, 5.50% 2009	1,150	1,217
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,722
		25,365

ALASKA — 0.99%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,216
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,188
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,968
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	4,355	4,433
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008	10,935	10,069
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012	3,385	3,569
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022	1,685	1,761
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	12,850	13,114
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,014
		45,332

ARIZONA — 0.66%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009	1,090	1,142
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (preref. 2007)	955	976
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.25% 2006	130	131
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.25% 2006 (escrowed to maturity)	2,720	2,738

Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016	935	960
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016 (preref. 2008)	65	66
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011	3,000	3,177
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
Series 2004, AMBAC insured, 5.00% 2007	2,420	2,471
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
Series 2004, AMBAC insured, 5.00% 2014	5,000	5,434
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,438
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012	4,025	4,345
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,171
		30,049

CALIFORNIA — 6.56%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,447
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,032
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	480	491
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,518
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,709
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,438
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,908
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,082
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,525
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2025	1,115	1,119
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,151
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillion Otay Ranch Village Seven),
Series 2005, 5.10% 2023	2,025	2,029
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	3,306
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009	500	519
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011	1,000	1,048
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	3,000	3,104
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,708
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,171
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,720	1,764
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,435	1,525
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,039
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027	3,000	3,111
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2010	500	500
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2011	515	511
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	990
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	515
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	538
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	638
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	667
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	975	1,030
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	2,000	2,175
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,101
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,105
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,059
G.O. Bonds 6.00% 2019	5,000	5,919
G.O. Ref. Bonds 5.00% 2015	15,000	16,220
G.O. Ref. Bonds 5.00% 2016	12,500	13,546
Various Purpose G.O. Bonds 5.25% 2018	8,000	8,702
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,438
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	13,757
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	437
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,790
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	2,000	2,125
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,626
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007	25	25
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009	20	20
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,772
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	3,096
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	1,305	1,317
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.10% 2029	1,520	1,524
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,377
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,061
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	2,000	2,017
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033	2,000	2,164
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	7,328
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2015	2,150	2,358
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	10,500	11,536
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
Series 2005-A, Citibank, NA letter of credit, 4.00% 2006	2,500	2,513
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,873
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,605
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,600
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,421
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	6,000	6,127
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	2,051
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	2,013
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,006
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	930	939
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2018	7,820	8,669
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,977
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	3,350	3,595
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	2,000	2,172
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2025	3,000	3,166
Regents of the University of California, Rev. Bonds (Various University of California Projects), Series 1993-A, 5.50% 2021	2,000	2,002
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,595
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2020	460	464
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2021	620	625
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2022	635	639
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,587
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2),
Series 2005-A, 5.15% 2025	1,250	1,273
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011	2,955	3,191
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025	2,645	2,875
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.30% 2007	2,665	2,713
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,245	3,415
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,639
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	517
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,555
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,555
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2016	3,000	3,254
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	995	1,037
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027	1,455	1,484
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	4,000	4,315
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2020	4,000	4,302
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)	5,000	5,021
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-B, AMBAC insured, 5.00% 2014	3,000	3,274
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	3,150
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,195	1,282
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[1]	2,100	2,106
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1),
Series 2003-B, 5.125% 2009	2,000	2,017
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,131
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	1,200	1,209
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,861
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,707
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,337
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,058
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,397
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	5,550	6,263
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,324
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,221
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,115
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033	1,000	1,063
		301,028

COLORADO — 2.46%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,043
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,746
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016	6,925	7,400
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017	5,000	5,329
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,400	3,613
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,018
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.40% 2017	2,000	2,030
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	3,175	3,213
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	1,000	1,053
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.25% 2023	1,725	1,824
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	3,000	3,052
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	5,250	5,885
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	3,670	3,940
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,236
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project), Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,376
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	1,500	1,599
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014	3,000	3,211
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015	4,250	4,536
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009	1,000	1,037
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025	4,160	4,250
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,762
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,628
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,054
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	115	116
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	70	70
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	85	86
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	710	714
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	775	794
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,173
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	3,766
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	3,775	4,002
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026	5,285	5,722
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031	7,310	7,762
		113,040

CONNECTICUT — 0.52%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,329
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,060
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[1]	2,025	2,090
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[1]	2,470	2,603
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 5.375% 2011	1,000	1,052
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	1,000	1,076
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	4,500	4,861
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	1,500	1,610
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	3,000	3,044
		23,725

DISTRICT OF COLUMBIA — 0.29%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,076
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,590
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,078
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,659
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,653
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and Washington Hospital Center Projects),
Series 2001-D, 6.875% 2031 (preref. 2007)	5,000	5,162
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,094
		13,312

FLORIDA — 5.76%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
Series 1996, 7.60% 2018	$ 755	$ 772
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
Series 1998, 5.75% 2006	85	85
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,770
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,641
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	745	818
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	735	795
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	2,000	2,097
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,825
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	845	852
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	1,525	1,534
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	8,767
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,078
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,326
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	230	231
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	2,940	3,179
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project), Series 2003, 5.50% 2008	885	891
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
Series 2003-B, 5.50% 2010	2,545	2,563
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2002, 6.125% 2007	500	501
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2004-B, 5.00% 2009	3,645	3,666
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,037
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	300	305
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	280	281
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	870	884
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,460	3,770
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,455	3,489
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2002-B, 5.40% 2008	1,110	1,118
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	150	151
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1998, 5.40% 2006	100	100
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1999, 6.25% 2007	115	116
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010	1,055	1,110
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011	1,205	1,272
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012	2,000	2,121
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023	8,000	8,379
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,139
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2015	1,000	1,066
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,000	1,064
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,325	1,412
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,200	1,269
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,140	1,197
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,057
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,749
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	2,500	2,606
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	2,000	2,011
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,241
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007	2,000	2,045
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	825	903
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	1,130	1,148
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,975	2,131
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-B, 5.40% 2008	1,895	1,908
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	4,500	4,514
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	460	464
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	1,000	1,009
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 5.80% 2006	1,005	1,016
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	5,550	5,707
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.25% 2006	1,150	1,159
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2010	1,500	1,565
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2012	1,360	1,424
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2013	1,840	1,920
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2014	500	521
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2015	1,900	1,978
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2021	1,550	1,593
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2029	7,750	7,888
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,880	4,235
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007	105	106
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,515	3,795
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	1,500	1,488
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,975	2,109
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	225	226
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,195	1,201
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,600	1,673
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	1,200	1,207
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,000	1,045
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	3,025
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016	5,495	6,048
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	415
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	128
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	5,330
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	1,000	1,087
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010	1,500	1,504
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	1,505
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	1,000	1,003
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
Series 1996-A, 6.80% 2006 (escrowed to maturity)	215	218
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
Series 1996-A, 7.30% 2027 (preref. 2006)	1,500	1,553
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	695	733
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,166
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,185
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	855	861
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	1,012
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,690
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014	4,135	4,579
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	2,750	2,828
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,746
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	2,795	2,814
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,650	3,670
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,430	1,446
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,475	1,600
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,171
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2000-A, 6.95% 2031	2,630	2,812
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,092
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016	5,000	5,552
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	2,520	2,604
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	2,000	2,048
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,940	2,132
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013 (put 2006)	3,715	3,763
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032	1,770	1,896
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	225	226
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.25% 2013	800	848
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023	1,000	1,088
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033	1,000	1,071
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	6,800	6,845
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,500	1,510
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,000	1,032
Tuscany Reserve Community Dev. Dist. Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	2,000	2,040
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032	945	1,032
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,890	4,215
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	2,250	2,411
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,061
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	1,415	1,448
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008	185	186
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2002-B, 5.80% 2008	170	171
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,604
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	480	522
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	235	237
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	7,000	7,189
		264,265

GEORGIA — 1.97%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009	1,000	1,082
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,238
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	3,000	3,240
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	10,000	10,881
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	9,778
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,448
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	5,985	6,072
G.O. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	8,000	8,658
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014	2,000	2,083
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015	1,000	1,041
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030	5,000	5,331
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,215	1,336
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	5,700	6,279
		90,467

HAWAII — 0.23%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)	3,000	3,114
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,477
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	684
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,179
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2015	1,875	2,042
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2016	1,000	1,090
		10,586

ILLINOIS — 10.08%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 0%/5.90% 2027[2]	1,500	1,395
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015	2,500	2,705
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,624
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	7,470	8,138
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,268
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,652
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,568
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,131
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2017	4,875	5,233
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,484
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,745
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	6,015
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,253
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,147
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,070
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,822
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	20,000	21,006
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,598
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A, MBIA insured, 5.00% 2031	10,430	10,934
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,650
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,314
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997, AMBAC insured, 6.75% 2012	1,000	1,174
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2011	2,745	2,210
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2014	7,085	4,979
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2015	3,245	2,176
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1998-B, FGIC insured, 0% 2014	2,000	1,404
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
Series 2000-A, AMBAC insured, 0% 2007	7,000	6,579
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
Series 2000-A, AMBAC insured, 0% 2008	7,000	6,344
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,462
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
Series of March 1993, 5.50% 2010 (escrowed to maturity)	2,275	2,471
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,848
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,828
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,574
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,947
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,411
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
Series 1998-D, FSA insured, 0% 2008	4,730	4,282
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,120	5,464
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,864
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,151
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,009
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,096
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,050
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,202
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 1997, 5.05% 2032 (put 2010)	4,675	4,939
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,467
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 3.45% 2036 (put 2008)	4,200	4,188
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-2, 4.00% 2036 (put 2008)	3,235	3,263
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,070
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	1,055
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,738
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,198
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,594
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017	3,860	4,321
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022	1,250	1,357
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030	7,000	7,657
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2034	4,145	4,251
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	1,011
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	16,751
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	3,900	3,935
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	2,000	1,974
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,450
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,874
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,350
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,034
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,110
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,165	1,225
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,062
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,797
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027	2,000	2,030
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006	770	780
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023 (preref. 2006)	3,000	3,109
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	1,070	1,091
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,745	1,804
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,611
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011	2,295	2,427
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,064
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	4,500	4,960
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,253
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,261
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,752
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	11,340
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007	700	714
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007 (escrowed to maturity)	920	941
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008	810	835
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008 (escrowed to maturity)	1,060	1,098
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	860
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)	1,090	1,125
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,346
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)	1,690	1,751
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,190
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)	330	344
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,206
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)	385	405
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,145
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,931
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008	220	229
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)	780	818
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	1,765	1,835
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	6,235	6,565
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,090
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008	1,230	1,262
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,350
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	603
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,495
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,640	1,702
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,395
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010	2,440	2,549
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,274
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,511
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,194
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,984
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,827
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,663
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,063
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,757
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,946
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	4,675	4,877
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.25% 2008	4,000	4,140
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.375% 2013	1,785	1,865
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031	1,500	1,619
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,871
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	5,000	5,351
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,685
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009	840	841
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,435	1,467
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,035	1,074
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010	920	922
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,156
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,096
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)	3,530	3,844
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015	2,775	3,020
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,217
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,633
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,629
Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015	5,000	5,429
		462,169

INDIANA — 2.91%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010	1,255	1,320
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,160
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,676
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998, MBIA insured, 5.25% 2008	1,895	1,972
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	3,500	3,553
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,245
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,210
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System),
Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,519
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, 5.50% 2016 (preref. 2007)	10,250	10,648
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.25% 2008 (preref. 2007)	1,700	1,763
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.50% 2016 (preref. 2007)	4,000	4,157
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,135
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,788
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,454
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,481
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
Series 1998, MBIA insured, 5.375% 2010	7,095	7,415
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
Series 1997-A, MBIA insured, 5.00% 2008	1,000	1,037
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,386
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,739
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,819
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,263
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,072
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,666
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,366
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,802
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)	5,650	6,242
State Office Building Commission, Rev. Bonds (Correctional Facs. Program),
Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,498
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,191
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,196
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	4,000	4,413
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	2,250	2,482
		133,668

IOWA — 0.87%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003, AMBAC insured, 5.00% 2013	1,000	1,069
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,524
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,480
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,781
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007	1,520	1,569
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011	1,500	1,541
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012	3,170	3,257
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	608
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,524
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016	765	782
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	2,000	2,033
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	5,000	5,020
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	3,500	3,513
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,639
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,825
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,639
		39,804

KANSAS — 0.16%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	$ 1,000	$ 1,084
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev.
Project Area B), 1st Lien Series 2005-B, 3.75% 2012	6,000	6,003
		7,087

KENTUCKY — 0.42%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,626
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006	5,000	5,031
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2008	630	640
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2009	3,305	3,347
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.70% 2010	490	497
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,208
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	2,001
		19,350

LOUISIANA — 2.13%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	9,000	9,466
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	2,280	2,273
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,018
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,969
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,070	2,169
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2012	1,930	2,017
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,000	2,106
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	12,704
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,500	8,917
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,899
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2015	3,825	4,295
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,594
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015	3,000	3,229
Public Facs. Auth., Rev. Bonds (Pennington Medical Foundation Project), 5.00% 2016	1,000	1,064
Public Facs. Auth., Rev. Bonds (Pennington Medical Foundation Project), 5.00% 2021	1,000	1,040
Public Facs. Auth., Rev. Bonds (Pennington Medical Foundation Project), 5.00% 2031	2,280	2,336
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,693
		97,789

MAINE — 0.13%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	2,850	3,127
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,828
		5,955

MARYLAND — 0.84%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	$ 1,440	$ 1,466
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,200	2,637
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	5,750	6,493
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,167
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,173
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,148
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	2,172	2,260
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,435
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	1,675	1,726
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,272
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,054
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,235
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,422
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,065
		38,553

MASSACHUSETTS — 2.59%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007	4,885	5,054
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
Series 1994-A, 7.00% 2007 (escrowed to maturity)	115	119
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,197
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 4.00% 2012	10,005	10,210
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,423
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,905
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012	2,000	2,211
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)	5,000	5,450
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022	5,000	5,685
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015	10,000	10,895
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016	7,000	7,928
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017	5,000	5,695
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018	5,000	5,739
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,707
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2016	5,945	6,421
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2022	2,000	2,359
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,473
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,156
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,471
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	1,000	1,012
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	1,900	1,898
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,161
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,057
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.25% 2015	5,000	5,401
Special Obligation Ref. Notes (Federal Highway Grant Anticipation Note Program), Series 2003-A, FSA insured, 5.00% 2014	6,850	7,415
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,989
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,706
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,129
		118,866

MICHIGAN — 2.35%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	$ 9,000	$ 9,524
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,052
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
Series 1996-C, 6.20% 2017 (preref. 2006)	2,900	2,986
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,233
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2016	19,000	20,529
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	1,000	965
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	979
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,488
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
Series 1993-B, AMBAC insured, 5.00% 2006	1,000	1,007
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	865	863
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	2,028
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011	2,985	3,182
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012	1,075	1,146
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014	2,440	2,633
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015	5,000	5,412
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016	2,500	2,699
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008	1,215	1,231
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	2,400	2,440
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,060
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,369
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,062
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	2,000	2,024
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)	3,000	3,085
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,821
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,116
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,096
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,206
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	4,514
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,242
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,233
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,103
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,275
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	4,000	4,362
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,601
		107,566

MINNESOTA — 0.09%
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,770
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,015
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	1,180	1,193
		3,978

MISSISSIPPI — 0.61%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	8,069
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,176
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014	4,000	4,376
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,296
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	8,932
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027	1,000	1,061
		27,910

MISSOURI — 0.15%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,054
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	6,016
		7,070

NEBRASKA — 0.15%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017	400	396
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018	415	412
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019	435	432
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020	450	447
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025	250	249
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030	275	274
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	71	54
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	871	13
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,043
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,655
		6,975

NEVADA — 2.44%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	10,404
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016	3,000	3,267
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.00% 2009	2,330	2,411
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019	15,160	16,350
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	1,000	1,039
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,645	1,712
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,740	1,803
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,320	2,405
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	5,370	5,581
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	5,405	5,544
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	1,595	1,664
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	185	205
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,466
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	1,595	1,650
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	3,635	3,770
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.80% 2023	5,855	6,082
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,820	1,821
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	375	379
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	1,400	1,423
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.65% 2009	1,445	1,491
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,865	3,987
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,900	2,995
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	205	206
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015	2,855	3,082
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,051
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,650	1,705
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,510	2,594
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,250	2,329
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.00% 2010	985	1,019
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
Series 2001, 6.375% 2014	2,050	2,123
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	4,435	4,597
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.125% 2017	4,955	5,128
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.40% 2022	990	1,025
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,068
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016	3,105	3,385
		111,761

NEW HAMPSHIRE — 0.02%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,070

NEW JERSEY — 4.40%
Certs. of Part., Series 2004-A, 5.00% 2009	8,070	8,389
Certs. of Part., Series 2004-A, 5.00% 2010	11,395	11,962
Certs. of Part., Series 2004-A, 5.00% 2012	5,000	5,312
Certs. of Part., Series 2004-A, 5.00% 2013	9,625	10,259
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017	5,000	5,303
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2012	7,000	7,477
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2013	5,000	5,362
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,176
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	11,215
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	10,520
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,185
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,704
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.50% 2016 (preref. 2006)	4,000	4,214
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.625% 2025 (preref. 2006)	3,500	3,690
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,333
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	3,031
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	9,000	9,781
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	2,000	2,002
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	6,000	6,767
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,016
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,140
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,134
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,637
Educational Facs. Auth., Princeton University Rev. Bonds, Series 2005-B, 4.125% 2027	4,730	4,550
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 1999-A, 6.85% 2029 (put 2009)	1,585	1,731
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016	4,740	5,109
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2015	2,150	2,348
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	760	760
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	3,400	3,698
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	11,000	12,016
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	10,000	10,765
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,306
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,330
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,115
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015	7,400	8,192
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,255
		201,784

NEW MEXICO — 0.41%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Association, Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	5,143
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Association, Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,418
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Association, Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,072
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	550	546
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 4.00% 2015	1,335	1,326
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,308
		18,813

NEW YORK — 9.69%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017	1,700	1,750
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017	1,850	1,955
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
Series 1998-2, AMBAC insured, 5.50% 2008	2,000	2,082
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013	2,115	2,147
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	8,000	8,713
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,278
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	940	1,052
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	636
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007	3,000	3,086
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,193
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,180
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007	1,745	1,805
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	2,485	2,571
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (preref. 2007)	15	16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008	1,295	1,344
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,333
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,505	1,578
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,470	1,542
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,838
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,880
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,493
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,596
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007	2,000	2,033
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center),
Series 1998-E, MBIA insured, 5.20% 2014	8,520	8,904
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,606
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, FHA insured, 5.75% 2021	5,000	5,244
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011	5,000	5,346
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,736
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,498
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,753
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,196
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,855
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	3,000	3,046
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,038
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,818
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	8,615	9,336
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,631
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,911
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014	2,400	2,640
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021	1,000	1,091
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,532
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,095
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,082
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	6,260	6,721
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,510	3,768
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,810	8,473
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	6,720	7,139
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012	1,500	1,661
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,512
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,101
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010	3,000	3,177
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,687
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,154
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	2,500	2,678
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,635
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,142
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,339
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	5,000	5,346
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,162
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,659
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	26,000	27,352
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	8,961
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)	1,440	1,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,029
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018	420	437
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	705	735
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	440	459
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	435	454
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,171
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[2]	29,300	31,907
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[2]	17,600	18,810
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,419
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	5,000	5,525
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	7,000	7,736
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,242
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020	3,000	3,497
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FGIC insured, 5.00% 2017	10,000	10,867
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FSA insured, 5.00% 2015	10,000	10,907
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,153
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012	1,000	1,098
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,718
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,334
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,469
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	13,000	13,692
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (put 2011)	10,000	10,749
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009 (preref. 2007)	1,375	1,424
		444,508

NORTH CAROLINA — 2.17%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,363
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,315
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,492
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project), Series 1999, AMBAC insured, 4.60% 2010	1,000	1,045
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	5,425	5,588
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	10,720	11,348
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,127
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,302
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,363
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	3,088
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,712
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,648
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,117
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	5,056
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,853
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,077
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,716
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,154
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,686
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	3,000	3,214
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,060
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	3,024
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,000	2,197
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008	3,935	4,108
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,626
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,174
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,264
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014	5,000	5,360
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013	1,000	1,066
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2014	3,455	3,699
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
Series 1999, MBIA insured, 5.25% 2011	1,995	2,122
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019	3,265	3,316
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,050
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,251
		99,581

OHIO — 1.37%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,180
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,832
General Receipts Bonds, Series 2005-A, 4.25% 2020	1,000	1,006
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008	6,380	6,507
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,025
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,088
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	2,300	2,434
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,143
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,745
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	546
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	617
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	659
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	689
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.60% 2007	2,175	2,201
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,015
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,084
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,866
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,176
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,167
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	9,055
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,127
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	1,250	1,368
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	2,000	2,176
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,182
		62,888

OKLAHOMA — 0.18%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009	2,500	2,556
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
Series 1995-D, AMBAC insured, 6.00% 2009	2,500	2,691
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017	3,000	3,034
		8,281

OREGON — 0.11%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	4,050
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2025	1,000	1,044
		5,094

PENNSYLVANIA — 2.26%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	$ 2,150	$ 2,262
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
Series 1998-A, AMBAC insured, 5.50% 2008	1,000	1,050
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
Series 1998-A, AMBAC insured, 5.00% 2010	2,705	2,847
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,595
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds, Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,397
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,093
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023	1,750	1,846
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	1,000	1,037
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	4,300
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.50% 2006	2,285	2,295
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.50% 2008	2,000	2,080
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2009	1,000	1,037
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,035
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1999-A, 5.00% 2018	1,475	1,521
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
Series 2002-A, 4.90% 2009	2,200	2,251
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	10,500	11,252
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,092
Higher Educational Facs. Auth., The Trustees of the University of Pennsylvania Rev. Bonds, Series 2005-C, 4.50% 2030	4,500	4,512
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital),
Series 1993-A, 6.50% 2008	6,740	7,036
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital),
Series 1997, 5.70% 2009	1,000	1,028
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	1,225	1,262
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project),
Series 2005, 6.00% 2021	2,500	2,629
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012	2,000	2,070
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017	2,000	2,067
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,838
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022	2,890	2,975
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	2,815	2,882
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,546
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,887
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,699
		103,421

PUERTO RICO — 0.55%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	$ 985	$ 1,037
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,140
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	10,000	10,875
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,081
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,838
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,049
		25,020

RHODE ISLAND — 0.98%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,454
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,263
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012	4,850	5,453
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	210	233
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,490
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,476
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,793
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,724
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	7,931
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2026	3,000	3,174
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,324
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2016	1,750	1,856
		45,171

SOUTH CAROLINA — 1.57%
Charleston Educational Excellence Fncg. Corporation, Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,318
Charleston Educational Excellence Fncg. Corporation, Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	8,100
Charleston Educational Excellence Fncg. Corporation, Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,282
Charleston Educational Excellence Fncg. Corporation, Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,379
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project), Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,949
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	3,000	3,119
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	320	360
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,110
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,141
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	1,700	1,728
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.50% 2007	2,000	2,067
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.00% 2009	1,000	1,051
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	5,697
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,636
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	14,090	14,853
		71,790

SOUTH DAKOTA — 0.31%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	$ 3,780	$ 2,659
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2007	2,045	2,089
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2009	4,010	4,140
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2010	4,175	4,310
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,050
		14,248

TENNESSEE — 1.93%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,277
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,194
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	1,671
City of Memphis, Electric System Rev. Bonds, Series 2003-A, 5.00% 2006	5,000	5,059
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,614
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,557
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,547
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,760
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,033
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2008	3,000	3,091
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2020 (put 2008)	21,400	22,006
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2022	745	826
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,767
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,154
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,436
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,864
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,310
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,166
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,021
		88,353

TEXAS — 13.03%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2020	2,795	2,990
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	3,115
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	6,320	6,960
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,070
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016 (preref. 2011)	6,765	7,454
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,159
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.25% 2009	1,620	1,683
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.00% 2010	1,705	1,758
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.25% 2028	9,400	9,538
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D, 5.40% 2029 (put 2014)	2,000	2,142
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,950
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015	2,860	3,060
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019	3,500	3,579
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Company Project),
Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,927
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,467
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	2,606
Conroe Independent School Dist. (Montgomery County), Unlimited Tax Ref. Bonds, Series 2005-A, 5.00% 2014	3,560	3,849
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	3,500	3,780
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	5,094
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	500	514
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012 (preref. 2008)	500	515
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,605
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,128
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2002, 5.00% 2009	1,285	1,349
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2010	1,000	1,071
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2013	2,000	2,196
Dallas Independent School Dist., G.O. Bonds, 5.00% 2017	2,000	2,182
Dallas Independent School Dist., G.O. Bonds, 5.00% 2022	5,000	5,382
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,678
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,047
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2016	2,415	2,613
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2017	3,660	3,943
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014	2,050	2,235
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015	2,150	2,344
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016	1,125	1,227
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,702
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2013	2,170	2,319
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2015	2,420	2,590
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,164
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,774
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,341
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,203
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.25% 2008	1,890	1,957
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2011	5,000	5,408
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,285
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2015	10,325	11,408
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,616
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.25% 2008	2,500	2,571
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,740
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,959
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,192
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,359
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,256
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,101
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,101
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,216
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,120
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,933
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,053
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,666
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,548
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	485	517
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,740	1,842
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,028
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,027
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015	3,000	3,276
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022	3,000	3,130
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2016	5,000	5,450
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2035	13,000	13,679
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005-A, FSA insured, 5.25% 2015	11,885	13,151
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	466
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,190
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	20,915
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds,
Series 2001, AMBAC insured, 5.20% 2021	3,525	3,719
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2015	1,290	1,399
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2016	1,805	1,959
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,769
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016	4,315	4,668
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015	580	627
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,545
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, AMBAC insured, 5.00% 2017	1,000	1,072
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2015	2,000	2,155
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2016	2,635	2,859
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2016	3,130	3,386
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,222
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,081
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,123
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,044
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,298
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016	2,560	2,776
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017	2,695	2,899
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018	2,835	3,050
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,759
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,589
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,634
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,477
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Ref. Bonds,
Series 2005, FSA insured, 5.00% 2018	7,285	7,813
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,070
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,513
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,346
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B, 5.00% 2011 (preref. 2006)	3,750	3,853
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,167
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,335
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010	1,895	2,029
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011	3,105	3,360
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016	1,000	1,105
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,101
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,708
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,086
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,188
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,735
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,065
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,348
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,062
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	9,000	9,664
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,486
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,878
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	9,000	10,022
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,650
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,398
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,502
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	10,000	10,995
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,193
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	75
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	509
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	4,950	5,321
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	8,385	9,013
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	13,122
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,609
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,606
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015	4,390	4,758
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,647
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,854
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2017	1,485	1,600
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2019	2,805	3,007
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2020	3,465	3,706
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	8,859
Spring Branch Independent School Dist. (Harris County), Limited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,205	2,394
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2015	3,875	4,176
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2016	3,070	3,311
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,114
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,178
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,233
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	4,000	4,076
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.75% 2015	3,000	3,366
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2011	1,775	1,869
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	5,500	5,709
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	3,000	3,187
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2010	1,000	1,053
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2013	3,000	3,226
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,576
Travis County Health Facs. Dev. Corporation, Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	1,000	993
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,357
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,345
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,932
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2012	1,895	2,015
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,617
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation,
Series 2000, 0% 2018	2,625	1,580
		597,372

UTAH — 0.55%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,441
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,706
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,021
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
Series 2001-A, 5.25% 2015 (preref. 2011)	3,000	3,257
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
Series 2001-A, 5.25% 2016 (preref. 2011)	4,225	4,588
		25,013

VIRGINIA — 0.71%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,846
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029	15,500	16,876
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,379
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park),
Series 1995, MBIA insured, 6.50% 2009	1,000	1,093
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	1,231	1,263
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	911	959
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,480	2,615
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, MBIA insured, 5.00% 2010	1,000	1,050
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,084	2,218
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,000	1,028
		32,327

WASHINGTON — 6.27%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 5.25% 2021	5,500	6,204
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 4.75% 2028	21,940	22,186
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC insured, 0% 2016	2,500	1,596
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,272
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2016	13,000	14,277
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,364
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	5,000	5,193
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,825
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,805
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,394
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,460
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,507
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,214
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	6,400	7,130
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,671
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,457
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013	1,700	1,882
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014	5,000	5,176
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008	3,030	3,175
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007	19,900	20,560
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	6,200	6,501
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	2,997
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,577
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,554
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014	1,000	1,079
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,294
G.O. Bonds, Series 2003-A, 5.00% 2013	6,260	6,681
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,683
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,627
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	7,140
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,279
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,362
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	2,675	2,962
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	361
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,161
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,923
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,685	1,817
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2014	3,830	4,145
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,091
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,299
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,584
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,852
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,776
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,152
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,249
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,164
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,405
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,480
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	9,043
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	4,167
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,160
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,466
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,451
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,861
		287,691

WISCONSIN — 1.48%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006	1,000	1,003
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,148
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,580	27,228
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,546
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,494
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1993, FGIC insured, 5.50% 2006	2,000	2,020
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,262
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	1,000	1,070
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	1,100	1,176
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,145
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,203
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,031
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,063
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2005, AMBAC insured, 5.00% 2015	1,025	1,098
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	555	577
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,897
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	10,041
		68,002

Total bonds & notes (cost: $4,151,687,000)		4,306,097

Convertible securities — 0.02%

ILLINOIS — 0.02%
UAL Corp. 5.00% convertible debentures 2021[3]	1,166	992

Total convertible securities (cost: $1,167,000)		992

		unaudited

	Principal amount	Market value
Short-term securities — 4.99%	(000)	(000)

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003, 3.00% 2037[4,5]	$ 2,000	$ 2,000
Salt River Project Agricultural Improvement and Power Dist., Arizona, Promissory Notes, Series B, TECP, 3.00% 3/2/2006	4,500	4,500
City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006	13,000	13,038
District of Columbia, Multi-Modal G.O. Bonds, Series 2000-B, FSA insured, 3.20% 2030[4]	1,700	1,700
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.20% 2031[4]	2,100	2,100
District of Columbia, University Rev. Bonds (George Washington University Issue),
Series 1999-C, MBIA insured, 3.17% 2029[4]	5,000	5,000
Idaho Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006	13,000	13,029
City of Chicago, Illinois, Second Lien Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.23% 2039[4,5]	3,200	3,200
Baltimore County, Maryland, Consolidated Public Improvement Commercial Paper Bond Anticipation Notes,
Series 1995, TECP, 3.26% 4/13/2006	2,000	2,000
Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 2.96% 2026[4]	2,775	2,775
Maryland Health and Higher Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.12% 4/4/2006	1,000	1,000
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 3.18% 2029[4]	4,700	4,700
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 2001-B, 3.20% 2021[4]	2,695	2,695
Massachusetts Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue),
Series 2002-EE, TECP, 3.18% 3/6/2006	4,000	4,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.00% 2023[4]	1,050	1,050
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006	12,000	12,066
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds
(Immanuel Health Systems — Williamsburg Project), Series 2000-A, 3.01% 2030[4]	4,640	4,640
New Hampshire Health and Education Facs. Auth., Healthcare Rev. Bonds, Exeter Hospital Obligated Group Issue,
Series 2001-B, 3.20% 2023[4]	3,055	3,055
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006	30,000	30,067
City of Farmington, New Mexico, Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Four Corners Project),
Series 1994-B, 2.97% 2024[4]	1,270	1,270
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp. Project), Series 1985, 3.00% 2015[4]	2,410	2,410
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006	20,000	20,048
Metropolitan Transportation Auth., New York, Transportation Rev. Ref. Bonds, Series 2002-D2, FSA insured, 3.13% 2032[4,5]	1,650	1,650
State of Oklahoma, Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project),
Series 2002-A, 3.00% 2032[4,5]	4,750	4,750
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 3.00% 2031[4]	2,500	2,500
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 3.00% 2033[4]	6,320	6,320
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 3.00% 2034[4]	8,200	8,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2005, 3.00% 2035[4]	4,100	4,100
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 3.00% 2032[4]	5,500	5,500
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 3.00% 2034[4]	9,550	9,550
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2006, 3.00% 2036[4]	4,500	4,500
Board of Regents of the University of Texas System, Rev. Fncg. System Commercial Paper Notes,
Series 2002-A, TECP, 3.05% 3/9/2006	3,000	3,000
Harris County, Texas, G.O. Unlimited Tax Commercial Paper Notes, Series C, TECP, 3.05% 3/2/2006	2,000	2,000
Texas Public Fin. Auth., Unemployment Compensation Obligation Assessment Rev. Demand Bonds,
Series 2003-C, Class C-4, TECP, 3.13% 4/10/2006	4,500	4,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2005, 4.50% 8/31/2006	24,900	25,034
County of Salt Lake,Utah, Pollution Control Rev. Ref. Bonds (Service Station Holding Inc.), Series 1994, 3.00% 2008[4]	1,100	1,100
Industrial Dev. Auth. of Clarke County, Virginia, Hospital Fac. Rev. Bonds (Winchester Medical Center, Inc.),
Series 2000, FSA insured, 3.20% 2030[4]	4,200	4,200
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-A, 2.98% 2038[4,5]	3,300	3,300
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 3.26% 4/13/2006	2,500	2,500

Total short-term securities (cost: $229,257,000)		229,047

Total investment securities (cost: $4,382,111,000)		4,536,136
Other assets less liabilities		49,986

Net assets		$4,586,122

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,799,000, which represented 0.15% of the net assets of the fund.
2 Step bond; coupon rate will increase at a later date.
3 Valued under fair value procedures adopted by authority of the board of directors.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-919-0406-S4542

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date: May 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: May 8, 2006